                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2010
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.              July 9, 2010
---------------------     -------------------------         ---------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      50
                                           ------------

Form 13F Information Table Value Total:      $65,340
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1483     31700  SH          SOLE               29700           2000
                                                         374      8000  SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      565     47000  SH          SOLE               47000
Berkshire Hathaway Inc. Class      COM    084670207      402      5050  SH          SOLE                4450            600
Bristol Myers Co.                  COM    110122108     2090     83800  SH          SOLE               77800           6000
Cisco Systems                      COM    17275R102     2274    106700  SH          SOLE              102800           3900
Coca Cola Co.                      COM    191216100     1649     32900  SH          SOLE               30400           2500
                                                          20       400  SH          OTHER                               400
E. I. duPont de Nemours & Co.      COM    263534109     2916     84300  SH          SOLE               80800           3500
EMC Corp.                          COM    268648102     1155     63100  SH          SOLE               57100           6000
                                                          27      1500  SH          OTHER                              1500
Emerson Electric Co.               COM    291011104     2040     46700  SH          SOLE               43600           3100
                                                          26       600  SH          OTHER                               600
Exxon Mobil                        COM    30231G102      879     15397  SH          SOLE               14452            945
                                                         484      8484  SH          OTHER                              8484
General Electric Co.               COM    369604103     2701    187311  SH          SOLE              178611           8700
                                                         215     14928  SH          OTHER                             14928
GlaxoSmithKline                    COM    37733W105      609     17900  SH          SOLE               16300           1600
Hewlett Packard                    COM    428236103     1350     31200  SH          SOLE               27000           4200
IBM                                COM    459200101     1933     15652  SH          SOLE               14152           1500
                                                         131      1064  SH          OTHER                              1064
Intel Corp.                        COM    458140100     1912     98300  SH          SOLE               93300           5000
                                                          29      1500  SH          OTHER                              1500
Johnson & Johnson                  COM    478160104     3390     57400  SH          SOLE               53000           4400
KLA Tencor Corp.                   COM    482480100     1207     43300  SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      785     34800  SH          SOLE               33300           1500
                                                         533     23644  SH          OTHER                             23644
Merck & Co., Inc.                  COM    58933Y105     1944     55600  SH          SOLE               50100           5500
                                                         105      3000  SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1318     57300  SH          SOLE               53700           3600
                                                          74      3200  SH          OTHER                              3200
Northern Trust Corporation         COM    665859104      953     20400  SH          SOLE               18900           1500
PepsiCo Inc.                       COM    713448108      244      4000  SH          SOLE                4000
Pfizer, Inc.                       COM    717081103     1106     77585  SH          SOLE               71198           6387
                                                          84      5910  SH          OTHER                              5910
Plum Creek Timber                  COM    729251108     1892     54800  SH          SOLE               50800           4000
Procter & Gamble Company           COM    742718109     1080     18000  SH          SOLE               17100            900
                                                          24       400  SH          OTHER                               400
Progressive Corp.-Ohio             COM    743315103      877     46872  SH          SOLE               46872
                                                       12094    646036  SH          OTHER             646036
Royal Dutch Shell                  COM    780259206      708     14100  SH          SOLE               14100
Stryker Corp.                      COM    863667101     5299    105844  SH          SOLE              100144           5700
                                                         501     10000  SH          OTHER                             10000
Symantec Corp.                     COM    871503108      638     46000  SH          SOLE               43000           3000
Unilever PLC                       COM    904767704     2208     82600  SH          SOLE               76880           5720
                                                          72      2700  SH          OTHER                              2700
Verizon Communications             COM    92343V104      922     32900  SH          SOLE               29800           3100
                                                          22       800  SH          OTHER                               800
Deutsche Bank Capital Funding      PFD    25153Y206     1108     52000  SH          SOLE               42000          10000
Pimco Commodity Real Return -             722005667      886    120000  SH          SOLE              120000